Long-Term Debt - Additional Information - Convertible Notes (Details) - Convertible Debt - Convertible Senior Notes (5%) due January 15, 2023	Jan. 31, 2018 USD ($)	Jan. 26, 2018 USD ($) $ / shares
Debt Instrument [Line Items]
Conversion rate		85.4701
Principal amount		$ 1,000
Conversion price (in dollars per share) | $ / shares		$ 11.70
Premium on concurrent common stock offering price (as a percentage)		20.00%
Sale of stock (in dollars per share) | $ / shares		$ 9.75
Teekay Parent
Debt Instrument [Line Items]
Debt instrument, principal amount		$ 125,000,000
Debt interest rate		5.00%
Conversion rate		85.4701
Principal amount		$ 1,000
Conversion price (in dollars per share) | $ / shares		$ 11.70
Premium on concurrent common stock offering price (as a percentage)		20.00%
Sale of stock (in dollars per share) | $ / shares		$ 9.75
Net proceeds of convertible debt	$ 104,600,000
Debt Instrument, Term	5 years
Remaining amount of net proceeds allocation to conversion feature		$ 16,100,000